SIGNIFICANT ACCOUNTING POLICIES - VIEs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) fund	Dec. 31, 2015 USD ($)
Variable Interest Entity [Line Items]
Carrying value of COLI	$ 892	$ 864
Other equity investments	1,408	1,477
Assets	203,764	194,626
Liabilities	186,945	177,018
Redeemable Noncontrolling Interest	403	13
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure
Variable Interest Entity [Line Items]
Assets	933
Liabilities	293
Redeemable Noncontrolling Interest	392
Insurance
Variable Interest Entity [Line Items]
Assets	190,628	182,738
Investment Management
Variable Interest Entity [Line Items]
Assets	13,139	$ 11,895
Investment Management | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Nonconsolidated VIE, carrying amount, assets	43,700
Maximum loss exposure, amount	$ 13
Investment Management | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of investment funds | fund	3
Adjustments for New Accounting Pronouncement | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Unused commitments	$ 697
Adjustments for New Accounting Pronouncement | Variable Interest Entity, Not Primary Beneficiary | Other Equity Investments
Variable Interest Entity [Line Items]
Nonconsolidated VIE, carrying amount, assets	157,986
Maximum loss exposure, amount	1,209
Adjustments for New Accounting Pronouncement | Insurance | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Other equity investments	1,209
Accounting Standards Update 2015-02 | Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure
Variable Interest Entity [Line Items]
Assets	265
Liabilities	14
Redeemable Noncontrolling Interest	$ 251